Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment consisted of the following:

	December 31, 2014	December 31, 2013
Furniture and fixtures	$170,811	$180,238
Computer hardware	27,555	27,555
Leasehold improvements	4,075	10,726

	$202,441	$218,519
Less accumulated depreciation and amortization	(144,834)	(155,352)

Total	$57,607	$63,167

Depreciation expense was $42,114 and $28,516 for the fiscal years ended December 31, 2013 and December 31, 2014, respectively.